NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes Payable [Abstract]
NOTES PAYABLE

 The following table summarizes the outstanding unsecured (non-related party) notes payable at June 30, 2015 and December 31, 2014:

	June 30, 2015	December 31, 2014
Current notes payable:
January 2015 Non-Convertible Debenture	$110,000	$-
February 2014 Convertible Debenture	330,000	330,000
August 2014 Debenture	40,000	40,000
Total current notes payable	480,000	370,000
Less: Debt discount, net of accretion (current)	(120,085)	(55,982)
	$359,915	$314,018

Long-term notes -payable
September 2014 Convertible Debenture	$-	$92,000
Less: Debt discount, net of accretion (long-term)	-	(67,726)
	$-	$24,274

February 2014 Convertible Debenture

On February 13, 2014, the Company entered into a securities purchase agreement with an unrelated third party accredited investor pursuant to which the Company issued a convertible debenture in the aggregate principal amount of $330,000 (issued at an original issue discount of 10%) (the “February 2014 Convertible Debenture”) and a warrant to purchase 250,000 shares of the Company's common stock (“Warrant Agreement”).

The February 2014 Convertible Debenture bears interest at the rate of 10% per annum and the principal amount and interest are payable on March 13, 2015. The effective interest rate will be calculated considering the original issue discount, the BCF and the Warrant Agreement. The February 2014 Convertible Debenture may be converted in whole or in part at any time prior to March 13, 2015, by the holder at a conversion price of $0.40 per share, subject to adjustment. The Company has the option to redeem the February 2014 Convertible Debenture before its maturity by payment in cash of 125% of the then outstanding principal amount plus accrued interest and other amounts due.

The February 2014 Convertible Debenture was issued with an original issue discount of $30,000. The original issue discount was included in the balance sheet as a discount to the related debt security and is being accreted as non-cash interest expense over the expected term of the loan.

The Warrant Agreement provides the holder with the right to acquire up to 250,000 shares of common stock at an exercise price of $0.50 per share, subject to certain adjustments as described in the Warrant Agreement, at any time through the fifth anniversary of its issuance date. The allocated relative fair value of the Warrant Agreement of $96,533 has been included in the balance sheet as a discount to the related debt security and is being accreted as non-cash interest expense over the expected term of the loan.

On March 12, 2015, the Company entered into an amendment agreement whereby the February 2014 Convertible Debenture was amended. Pursuant to the Agreement, the maturity date of the Debenture was amended from March 13, 2015 to September 13, 2015. In addition, the Debenture was amended so that the Company may prepay the Debenture at its option without penalty.

In connection with the execution of the Agreement, the Company issued 250,000 shares of the Company’s common stock and amended and restated the warrant. The Warrant was originally exercisable until February 13, 2019 for 250,000 shares of Common Stock at an exercise price of $0.50 per share, subject to anti-dilution protection. The Warrant, as amended and restated, has been increased to 500,000 shares and is exercisable until March 12, 2020 at an exercise price of $0.30 per share of Common Stock. The Warrant, as amended and restated, contains certain anti-dilution protection provisions.

The February 2014 Convertible Debenture contained a BCF. The intrinsic value of the BCF at the date of issuance was determined by measuring the difference between the accounting conversion price and the intrinsic value of the stock at the commitment date. The Company recorded a debt discount for the intrinsic value of the BCF, which was limited to the proceeds with an offsetting increase to paid-in-capital. The BCF of $179,032, along with the original issue discount of $30,000, has been fully accreted as non-cash interest expense using the effective interest method to the maturity date of March 13, 2015.

The amendment to the February 2014 Convertible Debenture was considered to be an extinguishment of debt as the terms of the debt instruments immediately before and after the amendment were considered to be substantially different as defined in the accounting guidance. In accordance with debt extinguishment accounting requirements, the new debt instrument was recorded at its fair value as determined on the amendment date. The estimated fair value of the note payable was $260,542, net of related debt discount of $69,458, which has been recorded in the consolidated balance sheet. In addition, the warrants associated with the February 2014 Convertible Debenture have a down-round that has been accounted for as a derivative. The Company valued the derivative using a Probability Weighted Black-Scholes Option-Pricing Model and the following inputs, stock price on the day of issuance $0.14, 100% volatility, the term of the warrants (5 years) and the risk-free interest rate 1.51%. These unobservable inputs represent a Level 3 measurement within the fair value hierarchy. The estimated fair value of the warrants as of the date of issuance was $76,299 which has been recorded as a derivative liability in the consolidated balance sheet. The estimated fair value of the warrant liability will be revalued on a quarterly basis and any resulting increases or decreases in the estimated fair value will be recorded as an adjustment to operating earnings. (See Note 9)

The 2015 Amendment resulted in a net difference of $32,500 has been recorded as an extinguishment loss and is recorded in the other income (expense), net line item of the consolidated statements of operations and other comprehensive loss.

 August 2014 Debenture

On August 30, 2014, the Company issued an 8% debenture to an unrelated third party investor in the principal amount of $40,000 (the “August 2014 Debenture”). The August 2014 Debenture bears interest at the rate of 8% per annum. The principal amount and interest were payable on August 29, 2015. On July 21, 2015, the Company received an additional $30,000 from the investor and amended and restated this agreement to a new principle balance of $73,200 (including accrued interest) and a new maturity date of July 21, 2016. (See Note 10)

September 2014 Convertible Debenture

On September 29, 2014, the Company issued a convertible promissory note (the “Note”) to an unrelated third party accredited investor for $50,000. The Note had a principal face amount of $92,000, did not accrue interest and was due on March 28, 2016 (the “Maturity Date”). The Note carries the right to convert any part of the principal amount under the Note into shares of common stock at a conversion price of $0.40 per share (the “Conversion Price”). On the Maturity Date, any outstanding principal due under the Note will be automatically converted into common stock at the Conversion Price. The Note holder is prohibited from converting the Note to the extent that, as a result of such conversion, it beneficially owns more than 9.99%, in the aggregate, of the issued and outstanding shares of common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Note.  The September 2014 Convertible Debenture contained a BCF. The intrinsic value of the BCF at the date of issuance was determined by measuring the difference between the accounting conversion price and the intrinsic value of the stock at the commitment date. The Company recorded a debt discount for the intrinsic value of the BCF, which was limited to the proceeds with an offsetting increase to paid-in-capital. The BCF of $37,400, along with the original issue discount of $42,000, has been included in the balance sheet at June 30, 2015 as a discount to the related debt security and is being accreted as non-cash interest expense over the expected term of the September 2014 Convertible Debenture using the effective interest method.  The implicit interest rate was 41%.

The September 2014 Convertible Debenture was converted into 230,000 shares common stock according to the terms of the note, by the investor on March 30, 2015. As such, the Company recorded the conversion of the note and the remaining BCF was charged to interest expense.

January 2015 Non-Convertible Debenture

On January 21, 2015, the Company entered into a securities purchase agreement with an unrelated third party accredited investor whereby the Company issued and sold a promissory note in the principal face amount of $110,000 and warrants to purchase up to 500,000 shares of the Company’s common stock for gross proceeds of $100,000.

The Note is due on July 31, 2015 and accrued a one-time interest charge of 8% on the closing date.  The warrants are exercisable for five years from the closing date at an exercise price of $0.30 per share of Common Stock.  The warrants contain anti-dilution protection, including protection upon dilutive issuances.

The Warrants issued in connection with the January 2015 notes are measured at fair value and classified as a liability because these warrants contain anti-dilution protection and therefore cannot be considered indexed to the Company’s own stock which is a requirement for the scope exception as outlined under ASC 815. The estimated fair value of the warrants was determined using Probability Weighted Black-Scholes Option-Pricing Model, resulting in a value of $99,999 on the date they were issued. The Debt was recorded using the residual method, at $1, net of a debt discount of $109,999. The discount has been included in the balance sheet at June 30, 2015 as a discount to the related debt security and is being accreted as non-cash interest expense over the expected term of the January 2015 Non-Convertible Debenture using the effective interest method.  The fair value will be affected by changes in inputs to that model including our stock price, expected stock price volatility, the contractual term and the risk-free interest rate. The Company will continue to classify the fair value of the warrants as a liability until the warrants are exercised, expire or are amended in a way that would no longer require these warrants to be classified as a liability, whichever comes first. The anti-dilution protection for the warrants survives for the life of the warrants which ends in January 2020. (See Note 9)

Interest Expense

The Company recognized interest expense on the unsecured (non-related party) notes payable, including amortization of debt discount of $43,642 and 184,379 for the three and six months ended June 30, 2015, respectively.

The following table summarizes the outstanding unsecured notes payable (non-related party) at December 31, 2014 and 2013:

Current notes payable	2014	2013
December 2013 Debenture	$-	$350,000
February 2014 Convertible Debenture	330,000	-
August 2014 Debenture	40,000	-
January 2013 Debenture-non related party	-	20,000
Total current notes payable	370,000	370,000
Less: Debt discount, net of accretion (current)	(55,982)	-
	$314,018	$370,000

Long-term notes -payable
September 2014 Convertible Debenture	$92,000	$-
Less: Debt discount, net of accretion (long-term)	(67,726)	-
	$24,274	$-

December 2013 Debenture

 On December 23, 2013, the Company issued an 8% debenture to an unrelated third party accredited investor in the principal amount of $350,000 (the “December 2013 Debenture”). The December 2013 Debenture bears interest at the rate of 8% per annum. The principal amount and interest was payable on August 31, 2014.  On August 31, 2014, the maturity date of the December 2013 Debenture was extended to September 15, 2014.

On September 15, 2014, a third party investor (“Investor”) purchased the December 2013 Debenture and subsequently on September 15, 2014 the Company entered into a debt exchange agreement with the Investor, pursuant to which the Company issued 1,900,000 shares of the Company’s common stock with a fair value of $779,000 based upon the quoted market price at issuance, in exchange for the retirement of the December 2013 Debenture.  During the year ended December 31, 2014 the Company recorded a $406,833 loss on the extinguishment of debt.

February 2014 Convertible Debenture and Warrant Financing

On February 13, 2014, the Company entered into a securities purchase agreement with an unrelated third party accredited investor pursuant to which the Company issued a convertible debenture in the aggregate principal amount of $330,000 (issued at an original issue discount of 10%) (the “February 2014 Convertible Debenture”) and a warrant to purchase 250,000 shares of the Company’s common stock (“Warrant Agreement”).

The February 2014 Convertible Debenture bears interest at the rate of 10% per annum and the principal amount and interest are payable on March 13, 2015. The effective interest rate will be calculated considering the original issue discount, the BCF and the Warrant Agreement.  The February 2014 Convertible Debenture may be converted in whole or in part at any time prior to the maturity date by the holder at a conversion price of $0.40 per share, subject to adjustment. The Company has the option to redeem the February 2014 Convertible Debenture before its maturity by payment in cash of 125% of the then outstanding principal amount plus accrued interest and other amounts due.

The February 2014 Convertible Debenture was issued with an original issue discount of $30,000.  The original issue discount has been included in the balance sheet as a discount to the related debt security and is being accreted as non-cash interest expense over the expected term of the loan.

The Warrant Agreement provides the holder with the right to acquire up to 250,000 shares of common stock at an exercise price of $0.50 per share, subject to certain adjustments as described in the Warrant Agreement, at any time through the fifth anniversary of its issuance date.  The allocated relative fair value of the Warrant Agreement of $96,533 has been included in the balance sheet as a discount to the related debt security and is being accreted as non-cash interest expense over the expected term of the loan.

The February 2014 Convertible Debenture contains a BCF.  The intrinsic value of the BCF at the date of issuance was determined by measuring the difference between the accounting conversion price and the intrinsic value of the stock at the commitment date.  The Company recorded a debt discount for the intrinsic value of the BCF, which was limited to the proceeds with an offsetting increase to paid-in-capital.  The BCF of $179,032 along with the original issue discount of $30,000 has been included in the balance sheet at December 31, 2014 as a discount to the related debt security and is being accreted as non-cash interest expense over the expected term of the February 2014 Convertible Debenture using the effective interest method.

On March 6, 2015 we entered into an agreement with the note holder to extend the note for six months. The new maturity date of the note is September 13, 2015.  As consideration for the extension, the Company granted the note holder  250,000 shares of common stock, 250,000 additional warrants and reduced the exercise price of the warrants from $0.50 to $0.30.  This consideration will result is an additional charge to interest expense for the fair value of the instruments granted.

August 2014 Debenture

     On August 30, 2014, the Company issued an 8% debenture to an unrelated third party investor in the principal amount of $40,000 (the “August 2014 Debenture”). The August 2014 Debenture bears interest at the rate of 8% per annum. The principal amount and interest are payable on August 29, 2015.

September 2014 Convertible Debenture

On September 29, 2014, the Company issued a convertible promissory note (the “Note”) to an unrelated third party accredited investor for $50,000.  The Note has a principal face amount of $92,000, does not accrue interest, and is due on March 28, 2016 (the “Maturity Date”). The Note bears the right to convert any part of the principal amount under the Note into shares of the Company’s common stock at a conversion price of $0.40 per share (the “Conversion Price”).  On the Maturity Date, any outstanding principal due under the Note will be automatically converted into common stock at the Conversion Price.  The Note prohibits the holder from converting the Note to the extent that, as a result of such conversion, the holder would beneficially own more than 9.99%, in the aggregate, of the issued and outstanding shares of common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Note.  The September 2014 Convertible Debenture contains a BCF.  The intrinsic value of the BCF at the date of issuance was determined by measuring the difference between the accounting conversion price and the intrinsic value of the stock at the commitment date.  The Company recorded a debt discount for the intrinsic value of the BCF, which was limited to the proceeds with an offsetting increase to paid-in-capital.  The BCF of $37,400 along with the original issue discount of $42,000 has been included in the balance sheet at December 31, 2014 as a discount to the related debt security, and is being accreted as non-cash interest expense over the expected term of the September 2014 Convertible Debenture using the effective interest method.  The implicit interest rate was 41%, due to the original issue discount and the beneficial conversion feature.  During the year ended December 31, 2014 the Company recognized approximately $12,000 of such debt discount and $68,000 will be amortized in 2015 and 2016.

Interest Expense.

The Company recognized total interest expense on the unsecured (non-related party) notes payable, including amortization of debt discount, of $316,800 and $100 for the year ended December 31, 2014 and 2013, respectively.